RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2024 and 2023 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Director fees	$131,469	$148,914	$375,368	$452,154
Salaries	127,329	300,836	396,916	842,436
Share-based payments	223,364	375,619	527,224	906,498
	$482,162	$825,369	$1,299,508	$2,201,088

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Management fees paid to a company controlled by CEO and director	$109,437	$106,250	$325,125	$486,250
Management fees paid to a company that the CEO holds an economic interest in	64,463	128,330	190,164	355,111
Management fees paid to a company controlled by the former President and director	41,910	66,220	119,335	211,372
	$215,810	$300,800	$634,624	$1,052,733